Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations $ in Thousands	Dec. 31, 2022 CAD ($)
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	$ 267,072
2023 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	93,222
2024 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	68,675
2025 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	70,004
2026 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	7,228
2027 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	4,963
Thereafter [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	22,980
Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	16,257
Property leases [Member] | 2023 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	947
Property leases [Member] | 2024 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,101
Property leases [Member] | 2025 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,020
Property leases [Member] | 2026 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,019
Property leases [Member] | 2027 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	978
Property leases [Member] | Thereafter [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	11,192
Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	155,782
Capital commitments [Member] | 2023 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	58,329
Capital commitments [Member] | 2024 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	43,102
Capital commitments [Member] | 2025 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	54,351
Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	95,033
Other operating commitments [Member] | 2023 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	33,946
Other operating commitments [Member] | 2024 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	24,472
Other operating commitments [Member] | 2025 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	14,633
Other operating commitments [Member] | 2026 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	6,209
Other operating commitments [Member] | 2027 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	3,985
Other operating commitments [Member] | Thereafter [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	$ 11,788